2. Summary of Significant Accounting Policies (Details Narrative)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CLP	Dec. 31, 2012 USD ($)
Summary Of Significant Accounting Policies Details Narrative
Accumulated deficit	$ 5,383,249		$ 3,127,879
Exchange rate of CLP to US$		502.97